Transactions with Related Parties (Details Narrative)		3 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended
	Sep. 08, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 30, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Oct. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 12, 2021
Related Party Transaction [Line Items]
General and Administrative Expense		$ 6,983,000	$ 4,782,000	$ 12,363,000	$ 8,829,000
Disposal Group, Including Discontinued Operation, General and Administrative Expense		(0)	4,607,000	(0)	7,126,000
Other Liabilities, Current		2,304,000		2,304,000						$ 1,642,000
Convertible Debt, Noncurrent		121,202,000		121,202,000						118,833,000
Convertible Notes Payable, Noncurrent		121,202,000		121,202,000						$ 118,833,000
Payments to Noncontrolling Interests				10,000,000	(0)
Office Spaces [Member]
Related Party Transaction [Line Items]
[custom:LesseeFinanceLeaseTermOfContract]									five years
Interest and Fee Income, Loans, Lease Financing									$ 35,600
Convertible Debenture [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											0.04%		0.04%
Convertible Debt, Noncurrent		121,202,000		$ 121,202,000
Convertible Debt											$ 24,000,000
Debt Instrument, Payment Terms										The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of Convertible Debenture
Debt Instrument, Convertible, Terms of Conversion Feature											five years
Midstream General Partner Option Agreement [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description				Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2023, Navios Holdings had not exercised any part of that option
Fifth year lease interest rate [Member] | Office Spaces [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Discount Rate									5.00%
For the first four years lease interest rate [Member] | Office Spaces [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Discount Rate									3.00%
NSM Loan I [Member]
Related Party Transaction [Line Items]
Initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		$ 127,632,000		$ 127,632,000
Number of loan tranches		2		2
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 5,000,000
Line of Credit Facility, Expiration Period				4 years
NSM Loan I [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		18.00%		18.00%
Convertible Debt, Noncurrent		$ 14,853,000		$ 14,853,000
NSM Loan I [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		48,573,000		48,573,000
NSM Loan I [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 79,059,000		$ 79,059,000
NSM Loan I [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1800.00%		1800.00%
NSM Loan I [Member] | When paid in form of Convertible Debenture for the first 18 months [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description				16.5
NSM Loan I [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description				13.5
NSM Loan II [Member]
Related Party Transaction [Line Items]
Initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		$ 135,000,000		$ 135,000,000
Number of loan tranches		2		2
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 5,000,000
Line of Credit Facility, Expiration Period				4 years
NSM Loan II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent		$ 15,759,000		$ 15,759,000
Convertible conversion ratio				18.00%
NSM Loan II [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		64,059,000		$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 70,941,000		$ 70,941,000
NSM Loan II [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description				18
NSM Loan II [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description				13.5
NSM Loan II [Member] | When paid in PIK Interest [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description				16.5
NSM Loan I & II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Debt												$ 24,000,000
NSM [Member] | Management Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement		5 years		5 years
NSM [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		$ 2,304,000		$ 2,304,000						$ 1,642,000
NSM [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Management Agreement Initiation Date				August 29, 2019
Duration of management fees agreement		5 years		5 years
Rate of annual increase in management fees	$ 3,900						$ 3,800	$ 3,700
Termination date of agreement				August 29, 2024
Related Party Transaction, Amounts of Transaction		$ 0	8,697,000	$ 0	17,297,000
NSM [Member] | Management Agreement [Member] | Chartered-in vessels [Member]
Related Party Transaction [Line Items]
Rate of annual increase in management fees					30.00
NSM [Member] | Management Agreement [Member] | Covid-19 Measures [Member]
Related Party Transaction [Line Items]
Other Expenses			550,000		1,656,000
NSM [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement		5 years		5 years
Termination date of agreement				August 29, 2024
Adrninistrative Services Agreement Initiation Date				August 29, 2019
General and Administrative Expense		$ 135,000	1,932,000	$ 270,000	3,843,000
Disposal Group, Including Discontinued Operation, General and Administrative Expense		0	1,797,000	0	3,573,000
NSM [Member] | Administrative Services Agreement [Member] | Navios Logistics [Member]
Related Party Transaction [Line Items]
General and Administrative Expense		$ 728,000	$ 286,000	$ 1,455,000	$ 572,000
NSM [Member] | Administrative Services Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement		5 years		5 years
Navios Logistics [Member] | Grimaud [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Origination of Notes Receivable from Related Parties				$ 0		$ 20,000,000
Payments to Noncontrolling Interests				$ 10,000,000